SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS

7.	SUBSEQUENT EVENTS
Subsequent events have been evaluated through June 11, 2026, which is the date the financial statements are available to be issued.